INCOME TAXES - Deferred income tax liability rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deferred income tax liability, Beginning	$ (7,219)
Recognized in income	2,269	$ 1,995
Deferred income tax liability, ending	(4,950)	(7,219)
Deferred income tax liability
INCOME TAXES
Deferred income tax liability, Beginning	(7,219)	(9,192)
Recognized in income	2,269	1,995
Recognized in other liabilities (flow-through shares)		(22)
Recognized in other comprehensive income	0	0
Deferred income tax liability, ending	$ (4,950)	$ (7,219)